Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
22.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2025	2024
Bank deposits	491,624	1,052,823
Other monetary funds	209,103	131,633
	700,727	1,184,456

	As at December 31,
	2025	2024
Renminbi	666,725	1,167,272
Hong Kong Dollars	34,002	17,184
	700,727	1,184,456

Cash and cash equivalents comprise cash held by the Company and short-term deposits with an original maturity of three months or less. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.